Shareholder Report, Average Annual Return (Details) 74200010800_Franklin Biotechnology Discovery Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	55.94%	6.91%	9.47%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	65.03%	8.13%	10.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	11.91%	14.76%
NASDAQ Biotechnology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Biotechnology Index
Average Annual Return, Percent	37.61%	3.80%	7.65%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	31.05%	13.14%	15.26%